Supplement dated July 30, 2020 to the Wilmington Funds (the “Trust”) Prospectus dated August 31, 2019 (the “Prospectus”)

Effective July 27, 2020, the information in the Prospectus with respect to the Wilmington Real Asset Fund will be amended, supplemented or replaced as follows:

Termination of Sub-Advisor

Effective at the close of business on July 27, 2020, Pacific Investment Management Company, LLC (“PIMCO”), ceased to be a sub-advisor of the Wilmington Real Asset Fund (the “Fund”). Accordingly, as of July 27, 2020, all references to PIMCO and its portfolio management team in the Prospectus are hereby deleted.

Please keep this Supplement for future reference.

Supplement dated July 30, 2020 to the Wilmington Funds (the “Trust”) Statement of Additional Information dated August 31, 2019 (the “SAI”)

Effective July 27, 2020, the information in the SAI with respect to the Wilmington Real Asset Fund will be amended, supplemented or replaced as follows:

Termination of Sub-Advisor

Effective at the close of business on July 27, 2020 Pacific Investment Management Company, LLC (“PIMCO”) ceased to be a sub-advisor of the Wilmington Real Asset Fund (the ‘Fund”). Accordingly, as of July 27, 2020, all references to PIMCO and its portfolio management team in the SAI are hereby deleted.

Please keep this Supplement for future reference.